Property and Equipment, Net - (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net
Property and equipment, gross	$ 16,433,000		$ 16,433,000		$ 13,876,000	$ 10,813,000
Less: accumulated depreciation and amortization	(4,402,000)		(4,402,000)		(2,469,000)	(792,000)
Property and equipment, net	12,031,000		12,031,000		11,407,000	10,021,000
Depreciation and amortization expense	788,000	$ 396,000	1,933,000	$ 1,159,000	1,677,000	582,000
Research equipment
Property and Equipment, Net
Property and equipment, gross	9,746,000		9,746,000		7,787,000	6,213,000
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	5,365,000		5,365,000		4,825,000	564,000
Computer equipment
Property and Equipment, Net
Property and equipment, gross	441,000		441,000		167,000	111,000
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	94,000		94,000		70,000	33,000
Construction in progress
Property and Equipment, Net
Property and equipment, gross	$ 787,000		$ 787,000		$ 1,027,000	$ 3,892,000